Segment	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Segment
22.	SEGMENT

The Group organized its operations into two segments: LiDAR segment and gas detection segment.

The table below provides a summary of the Group’s operating segment results for the years ended December 31, 2021, 2022 and 2023:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
LiDAR segment
Revenue:
Product revenues	686,533	1,127,900	1,738,027
Service revenues	14,702	50,803	112,099
Cost:
Cost of products sold	326,160	707,617	1,176,472
Cost of service revenues	4,609	12,683	30,329
Segment profit	370,466	458,403	643,325

Gas detection segment
Gas detection product revenues	19,533	23,967	26,863
Cost of products sold	8,203	10,383	8,810
Segment profit	11,330	13,584	18,053

Total segment profit	381,796	471,987	661,378

On November 15, 2023, the Group disposed 100% equity interest of its subsidiary, Oxigraf, Inc. which consisted of the gas detection segment, and related US intellectual property right at a total consideration of US$3.7 million. The gain on disposal was US$0.9 million (equivalent to RMB6.1 million) and has been recognized in other operating income of the combined and consolidated statement of comprehensive income. This disposal did not meet the criteria to the presented as a discontinued operation. Upon this disposal, the Company will no longer report in the gas detection segment.

The following is a reconciliation of the reportable segments’ measures of profit or loss to the Group’s consolidated loss before income taxes:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Total profit for reportable segments	381,796	471,987	661,378
Unallocated amounts*
Sales and marketing expenses	(69,266)	(104,835)	(148,798)
General and administrative expenses	(236,713)	(201,007)	(320,144)
Research and development expenses	(368,435)	(555,179)	(790,547)
Other operating income, net	27,333	10,817	26,520
Interest income	32,584	58,734	99,813
Interest expenses	—	—	(3,069)
Foreign exchange (loss) gains	(13,275)	20,858	(452)
Other (loss) income, net	118	(2,161)	34
Loss before income tax	(245,858)	(300,786)	(475,265)

*The Group does not distinguish expenses between segments in its internal reporting, and reports expenses by nature as a whole.

22.	SEGMENT (continued)

The following table summarizes the Group’s long-term assets, including property and equipment, net, land-use rights, net, long-term investments, right-of-use assets, and other non-current assets by geographical region:

	As of December 31,
	2022	2023
	RMB	RMB
Mainland China	665,511	1,144,643
Thailand	—	39,312
North America	14,351	2,146
Switzerland	—	103
Total long-term assets	679,862	1,186,204